Basis of Presentation and General Information (Table) (Details)	12 Months Ended
Dec. 31, 2015
M/T Atlantas (M/T British Ensign)
Property Plant And Equipment [Line Items]
DWT	36,760
Date of Incorporation	Sep. 16, 2003
Date acquired by the Partnership	04/04/2007
Date acquired by CMTC	04/26/2006
M/T Assos
Property Plant And Equipment [Line Items]
DWT	47,872
Date of Incorporation	Mar. 18, 2004
Date acquired by the Partnership	08/16/2010 04/04/2007
Date acquired by CMTC	05/17/2006
M/T Aktoras (M/T British Envoy)
Property Plant And Equipment [Line Items]
DWT	36,759
Date of Incorporation	Aug. 27, 2003
Date acquired by the Partnership	04/04/2007
Date acquired by CMTC	07/12/2006
M/T Agisilaos
Property Plant And Equipment [Line Items]
DWT	36,760
Date of Incorporation	Oct. 10, 2003
Date acquired by the Partnership	04/04/2007
Date acquired by CMTC	08/16/2006
M/T Arionas
Property Plant And Equipment [Line Items]
DWT	36,725
Date of Incorporation	Nov. 10, 2003
Date acquired by the Partnership	04/04/2007
Date acquired by CMTC	11/02/2006
M/T Avax
Property Plant And Equipment [Line Items]
DWT	47,834
Date of Incorporation	Feb. 10, 2004
Date acquired by the Partnership	04/04/2007
Date acquired by CMTC	01/12/2007
M/T Aiolos (M/T British Emissary)
Property Plant And Equipment [Line Items]
DWT	36,725
Date of Incorporation	Sep. 12, 2003
Date acquired by the Partnership	04/04/2007
Date acquired by CMTC	03/02/2007
M/T Axios
Property Plant And Equipment [Line Items]
DWT	47,872
Date of Incorporation	Feb. 10, 2004
Date acquired by the Partnership	04/04/2007
Date acquired by CMTC	02/28/2007
M/T Atrotos
Property Plant And Equipment [Line Items]
DWT	47,786
Date of Incorporation	Feb. 11, 2004
Date acquired by the Partnership	03/01/2010 05/08/2007
Date acquired by CMTC	05/08/2007
M/T Akeraios
Property Plant And Equipment [Line Items]
DWT	47,781
Date of Incorporation	Feb. 03, 2004
Date acquired by the Partnership	07/13/2007
Date acquired by CMTC	07/13/2007
M/T Apostolos
Property Plant And Equipment [Line Items]
DWT	47,782
Date of Incorporation	May 26, 2004
Date acquired by the Partnership	09/20/2007
Date acquired by CMTC	09/20/2007
M/T Anemos I
Property Plant And Equipment [Line Items]
DWT	47,782
Date of Incorporation	Jul. 08, 2004
Date acquired by the Partnership	09/28/2007
Date acquired by CMTC	09/28/2007
M/T Attikos
Property Plant And Equipment [Line Items]
DWT	12,000
Date of Incorporation	Dec. 29, 2003
Date acquired by the Partnership	09/24/2007
Date acquired by CMTC	01/20/2005
M/T Alexandros II (M/T Overseas Serifos)
Property Plant And Equipment [Line Items]
DWT	51,258
Date of Incorporation	Feb. 07, 2006
Date acquired by the Partnership	01/29/2008
Date acquired by CMTC	01/29/2008
M/T Amore Mio II
Property Plant And Equipment [Line Items]
DWT	159,982
Date of Incorporation	May 29, 2007
Date acquired by the Partnership	03/27/2008
Date acquired by CMTC	07/31/2007
M/T Aristofanis
Property Plant And Equipment [Line Items]
DWT	12,000
Date of Incorporation	Feb. 03, 2004
Date acquired by the Partnership	04/30/2008
Date acquired by CMTC	06/02/2005
M/T Aristotelis II (M/T Overseas Sifnos)
Property Plant And Equipment [Line Items]
DWT	51,226
Date of Incorporation	Feb. 07, 2006
Date acquired by the Partnership	06/17/2008
Date acquired by CMTC	06/17/2008
M/T Aris II (M/T Overseas Kimolos)
Property Plant And Equipment [Line Items]
DWT	51,218
Date of Incorporation	Jan. 24, 2006
Date acquired by the Partnership	08/20/2008
Date acquired by CMTC	08/20/2008
M/T Agamemnon II
Property Plant And Equipment [Line Items]
DWT	51,238
Date of Incorporation	Jul. 14, 2006
Date acquired by the Partnership	04/07/2009
Date acquired by CMTC	11/24/2008
M/T Ayrton II
Property Plant And Equipment [Line Items]
DWT	51,260
Date of Incorporation	Jul. 14, 2006
Date acquired by the Partnership	04/13/2009
Date acquired by CMTC	04/10/2009
M/T Alkiviadis
Property Plant And Equipment [Line Items]
DWT	36,721
Date of Incorporation	Jun. 22, 2004
Date acquired by the Partnership	06/30/2010
Date acquired by CMTC	03/29/2006
M/V Cape Agamemnon
Property Plant And Equipment [Line Items]
DWT	179,221
Date of Incorporation	Jun. 17, 2008
Date acquired by the Partnership	06/09/2011
Date acquired by CMTC	01/25/2011
M/T Miltiadis M II
Property Plant And Equipment [Line Items]
DWT	162,397
Date of Incorporation	Apr. 06, 2006
Date acquired by the Partnership	09/30/2011
Date acquired by CMTC	04/26/2006
M/T Amoureux
Property Plant And Equipment [Line Items]
DWT	149,993
Date of Incorporation	Apr. 14, 2010
Date acquired by the Partnership	09/30/2011
M/T Aias
Property Plant And Equipment [Line Items]
DWT	150,393
Date of Incorporation	Apr. 14, 2010
Date acquired by the Partnership	09/30/2011
M/V Agamemnon
Property Plant And Equipment [Line Items]
DWT	108,892
Date of Incorporation	Apr. 19, 2012
Date acquired by the Partnership	12/22/2012
Date acquired by CMTC	06/28/2012
M/V Archimidis
Property Plant And Equipment [Line Items]
DWT	108,892
Date of Incorporation	Apr. 19, 2012
Date acquired by the Partnership	12/22/2012
Date acquired by CMTC	06/22/2012
M/T Aristotelis
Property Plant And Equipment [Line Items]
DWT	51,604
Date of Incorporation	Oct. 16, 2013
Date acquired by the Partnership	11/28/2013
M/V Hyundai Prestige
Property Plant And Equipment [Line Items]
DWT	63,010
Date of Incorporation	Apr. 08, 2011
Date acquired by the Partnership	09/11/2013
Date acquired by CMTC	02/19/2013
M/V Hyundai Premium
Property Plant And Equipment [Line Items]
DWT	63,010
Date of Incorporation	Apr. 08, 2011
Date acquired by the Partnership	03/20/2013
Date acquired by CMTC	03/11/2013
M/V Hyundai Paramount
Property Plant And Equipment [Line Items]
DWT	63,010
Date of Incorporation	Apr. 08, 2011
Date acquired by the Partnership	03/27/2013
Date acquired by CMTC	03/27/2013
M/V Hyundai Privilege
Property Plant And Equipment [Line Items]
DWT	63,010
Date of Incorporation	Apr. 08, 2011
Date acquired by the Partnership	09/11/2013
Date acquired by CMTC	05/31/2013
M/V Hyundai Platinum
Property Plant And Equipment [Line Items]
DWT	63,010
Date of Incorporation	Jul. 19, 2011
Date acquired by the Partnership	09/11/2013
Date acquired by CMTC	06/14/2013
M/V Akadimos (CMA CGM Amazon)
Property Plant And Equipment [Line Items]
DWT	115,145
Date of Incorporation	May 16, 2013
Date acquired by the Partnership	06/10/2015
Date acquired by CMTC	06/10/2015
M/V Adonis (CMA CGM Uruguay)
Property Plant And Equipment [Line Items]
DWT	115,639
Date of Incorporation	May 16, 2013
Date acquired by the Partnership	09/18/2015
Date acquired by CMTC	09/18/2015
M/T Active
Property Plant And Equipment [Line Items]
DWT	50,136
Date of Incorporation	May 31, 2013
Date acquired by the Partnership	03/31/2015
Date acquired by CMTC	03/31/2015
M/T Amadeus
Property Plant And Equipment [Line Items]
DWT	50,108
Date of Incorporation	May 31, 2013
Date acquired by the Partnership	06/30/2015
Date acquired by CMTC	06/30/2015